Revenue from contracts with customers and trade receivables (Tables)	12 Months Ended
Mar. 31, 2021
Revenue [abstract]
Schedule of Revenue from contracts with customers [Table Text Block]
Revenue from contracts with customers:

	For the Year Ended March 31,
	2021		2020		2019
Sales	Rs.	184,202	Rs.	163,574	Rs.	148,706
Service income		4,105		2,409		2,129
License fees (1)(2)		1,415		8,617		3,016
	Rs.	189,722	Rs.	174,600	Rs.	153,851

(1)	During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE
®
SYMTOUCH
®
(sumatriptan injection) 3 mg and TOSYMRA
®
(sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 towards the aforesaid sale transaction.

(2)	License fees for the year ended March 31, 2019 primarily includes out-licensing revenue of Rs.1,807 from Encore Dermatology Inc .

Analysis of revenues by segments [Table Text Block]
Analysis of revenues by segments:

	For the Year Ended March 31,
Segment	2021		2020		2019
Global Generics	Rs.	154,404	Rs.	138,123	Rs.	122,903
PSAI		31,982		25,747		24,140
Proprietary products		523		7,949		4,750
Others		2,813		2,781		2,058
	Rs.	189,722	Rs.	174,600	Rs.	153,851

Analysis of revenues within the Global Generics segment [Table Text Block]
Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Nervous System	Rs.	29,040	Rs.	26,825	Rs.	19,726
Gastrointestinal		21,132		19,394		19,250
Oncology		16,842		18,245		18,357
Cardiovascular		15,460		14,729		15,106
Pain Management		15,531		13,808		13,806
Anti-Infective		12,906		9,402		7,073
Respiratory		11,089		10,433		8,130
Others		32,404		25,287		21,455
Tota l	Rs.	154,404	Rs.	138,123	Rs.	122,903

Analysis of revenues within the PSAI segment [Table Text Block]
Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2021		2020		2019
Cardiovascular	Rs.	9,834	Rs.	8,567	Rs.	7,019
Pain Management		4,657		5,073		3,364
Anti-Infective		4,126		2,264		1,247
Nervous System		2,704		2,797		2,741
Oncology		2,385		1,798		2,212
Dermatology		768		1,370		1,622
Others		7,508		3,878		5,935
Tota l	Rs.	31,982	Rs.	25,747	Rs.	24,140

Analysis of revenues by geography [Table Text block]
Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2021		2020		2019
India	Rs.	36,252	Rs.	32,089	Rs.	28,804
United States		76,702		76,028		69,299
Russia		15,816		16,900		15,299
Others (1)		60,952		49,583		40,449
	Rs.	189,722	Rs.	174,600	Rs.	153,851

(1)	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.

Details of deferred revenue [Table Text Block]
Details of deferred revenue:

Tabulated below is the reconciliation of deferred revenue for the years ended March 31, 2021 and 2020.

	For the Year Ended March 31,
	2021		2020
Balance as of April 1	Rs.	3,198	Rs.	2,592
Revenue recognized during the year		(1,089)		(1,250)
Milestone payment received during the year		474		1,856
Balance as of March 31	Rs.	2,583	Rs.	3,198
Current		1,052		1,242
Non-current		1,531		1,956

Details of significant gross to net adjustments relating to Company's North America Generics business [Table Text Block]
Details of significant gross to net adjustments relating to Company’s North America Generics business (amounts in U.S.$ millions)

A roll-forward for each major accrual for the Company’s North America Generics business for the fiscal years ended March 31, 2019, 2020 and 2021 is as follows:

Particulars	Chargebacks	Rebates	Medicaid	Refund Liability (3)
	(All values in U.S.$ millions)
Beginning Balance: April 1, 2018	170	161	12	28
Current provisions relating to sales during the year	1,415	461	18	29
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,457)	(530)	(19)	(27)
Ending Balance: March 31, 2019	128	92	11	30

Beginning Balance: April 1, 2019	128	92	11	30
Current provisions relating to sales during the year (1)	1,468	319	20	21
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,440)	(331)	(20)	(27)
Ending Balance: March 31, 2020	156	80	11	24

Beginning Balance: April 1, 2020	156	80	11	24
Current provisions relating to sales during the year (2)	1,702	245	21	15
Provisions and adjustments relating to sales in prior years	*	-	-	-
Credits and payments**	(1,656)	(247)	(19)	(20)
Ending Balance: March 31, 2021	202	78	13	19

*	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.3 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.

**	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.

(1)	Chargebacks provisions for the year ended March 31, 2020 were higher compared to the year ended March 31, 2019, primarily as a result of higher sales volumes, which were partially offset due to a lower pricing rates per unit for chargebacks. Such lower pricing was primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s products. The chargebacks payments for the year ended March 31, 2020 were lower compared to the year ended March 31, 2019, primarily as a result of higher pending chargebacks claims at March 31, 2020 as compared to March 31, 2019. The rebates provisions and the payments for the year ended March 31, 2020 were each lower as compared to the year ended March 31, 2019, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, which were partially offset by higher sales volumes during the year ended March 31, 2020 as compared to the year ended March 31, 2019.
(2)	Chargebacks provisions and payments for the year ended March 31, 2021 were each higher as compared to the year ended March 31, 2020, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebates provisions and payments for the year ended March 31, 2021 were each lower as compared to the year ended March 31, 2020, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products and also due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products, which were partially off-set by higher sales volumes during the year ended March 31, 2021 as compared to the year ended March 31, 2020.

(3)	The Company’s overall refund liability as of March 31, 2021 relating to its North America Generics business was U.S.$19, as compared to a liability of U.S.$24 as of March 31, 2020. This decrease in the Company’s liability was primarily attributable to a lower refund liability allowance for the year ended March 31, 2021 as compared to the year ended March 31, 2020. Such allowance change was primarily due to certain product mix changes and recent trends in actual sales returns, together with the Company’s historical experience and also the price reduction for certain products resulting into lower refund liability to be carried.

Details of refund liabilities [Table Text Block]
Details of refund liabilities:

	For the Year Ended March 31,
	2021		2020
Balance at the beginning of the year	Rs.	3,252	Rs.	3,581
Provision made during the year, net of reversals		2,934		2,675
Provision used during the year		(3,309)		(3,224)
Effect of changes in foreign exchange rates		(53)		220
Balance at the closing of the year	Rs.	2,824	Rs.	3,252
Current	Rs.	2,824	Rs.	3,252
Non-current		-		-

Details of contract liabilities [Table Text Block]	Details of contract liabilities
	As of March 31,
	2021		2020
Advance from customers	Rs.	981	Rs.	668
	Rs.	981	Rs.	668